Other Financial Assets At Amortised Cost	12 Months Ended
Dec. 31, 2019
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Other Financial Assets At Amortised Cost
17. OTHER FINANCIAL ASSETS AT AMORTISED COST

	Group
	2019 £m	2018 £m
Asset backed securities	532	720
Debt securities	6,524	6,509

	7,056	7,229

A significant portion of the debt securities are held in our eligible liquidity pool and consist mainly of government bonds and covered bonds. Detailed disclosures can be found in the ‘Liquidity risk’ section of the Risk review.